CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 15, 2020	Dec. 10, 2020
Preferred stock, par value, (per share)	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000		5,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Common shares, par value (in dollars per share)			$ 0.0001
Temporary equity, par value, (per share)			0.0001
Class A Ordinary Shares
Common shares, par value (in dollars per share)	$ 0.0001		$ 0.0001	0.0001
Common shares, shares authorized	500,000,000		500,000,000
Common shares, shares issued			5,763,241
Common shares, shares outstanding			5,763,241
Temporary equity, par value, (per share)				0.0001
Class A Ordinary Shares Subject to Redemption
Common shares, shares issued			41,400,000
Common shares, shares outstanding			41,400,000
Temporary equity, par value, (per share)	$ 0.0001		$ 0.0001
Temporary equity, shares issued	41,400,000	500,000,000	41,400,000
Temporary equity, shares outstanding	41,400,000		41,400,000
Purchase price, per unit	$ 10.00		$ 10.00
Class A Ordinary Shares Not Subject to Redemption
Common shares, par value (in dollars per share)	$ 0.0001		$ 0.0001
Common shares, shares authorized	500,000,000		500,000,000
Common shares, shares issued			0
Common shares, shares outstanding			0
Class B Ordinary Shares
Common shares, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common shares, shares authorized	50,000,000		50,000,000
Common shares, shares issued	10,350,000		10,350,000
Common shares, shares outstanding	10,350,000		10,350,000		1,725,000
Common stock subject to redemption
Temporary equity, shares outstanding			35,636,759